Unit Based Compensation - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
General and Administrative Expense				$ 56,122	$ 72,613	$ 67,516
Cash settled restricted unit-based compensation awards				$ 150,281	$ 91,065
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units aggregate value, granted	$ 2,400	$ 2,100	$ 2,100
Restricted units granted (in shares)	601,368	102,834	67,569
Description of share-based awards				Each award represents the specified number of the Partnership’s common units plus reinvested distributions from the grant date to the vesting date.
Vesting period from grant date (in years)				3 years
Common units, vested (in shares)				76,637	48,488	20,988
Common units, value				$ 2,000	$ 1,500	$ 600
Equity based compensation and other, units				25,286	12,612	6,584
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures				$ 200	$ 500	$ 300
General and Administrative Expense				1,900	900	$ 1,900
Cash settled restricted unit-based compensation awards				1,100	$ 400
Non-vested awards not yet recognized				$ 1,600
Expected weighted average period of non-vested awards not yet recognized (in years)				1 year 2 months
Non-management directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)				76,084
Common units aggregate value, granted				$ 300